Note 3 - Transactions With Related Parties (Details Textual) € in Thousands				6 Months Ended		12 Months Ended
	Jun. 14, 2021	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Jul. 01, 2019	Jun. 30, 2019
Management Fees Related Parties				$ 11,786,000	$ 10,521,000
Voyage Expenses Related Parties				4,301,000	$ 3,062,000
Due from Related Parties, Current, Total				535,000			$ 1,623,000
Due to Related Parties, Current, Total				1,768,000			432,000
Other Liabilities, Current, Total				56,818,000			2,374,000
Assets, Total				$ 3,928,198,000			3,010,516,000
Dead Weight Tonnage of Vessels				172,022
Stockholders' Equity, Gain (loss) from Common Control Transaction				$ 86,000
Additional Paid-in Capital [Member]
Stockholders' Equity, Gain (loss) from Common Control Transaction				$ 86,000
Builder, Pegasus and Adventure [Member]
Dead Weight Tonnage of Vessels				172,022
The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member]
Assets, Total				$ 54,578,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Fees Paid By Vessel-Owning Subsidiary, Percentage								1.10%	0.60%
Management Fee Per Day, Per Vessel				956
Management Fee Per Day, Per Vessel Under Bareboat Charter				478
Construction Supervisory Fee				$ 787,400
Commission Charged on Charter Hire Agreements				1.25%	1.25%
Quarterly Fee to Related Parties				$ 625,000
Quarterly Fee to Related Parties, Shares (in shares) | shares				149,600
Management Fees Related Parties				$ 11,786,000	$ 10,521,000
Voyage Expenses Related Parties				3,694,000	2,881,000
Fair Value of Shares Issued to Manager				$ 3,207,000	1,508,000
Stock Issued During Period, Shares, New Issues (in shares) | shares				299,200
Working Capital Security				$ 3,700,000			3,075,000
Total Charges by Manager to Companys Affiliates				1,508,000	1,797,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security				3,325,000			3,000,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security				375,000			75,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End				$ 1,250,000	1,250,000
V.Ships Greece Ltd. [Member]
Number Vessels Managed				41
Working Capital Security Per Vessel				$ 75,000
V.Ships (Shanghai) Limited [Member]
Numbe rof Ships Subcontracted				15
Other Third-party Managers [Member]
Working Capital Security Per Vessel				$ 50,000
Costamare Shipping [Member]
Due from Related Parties, Current, Total							1,623,000
Due to Related Parties, Current, Total				1,768,000
Costamare Services [Member]
Due from Related Parties, Current, Total				$ 535,000
Due to Related Parties, Current, Total							432,000
SCSC Chairman and CEO [Member]
Percentage Ownership				70.00%
SCSC GM [Member]
Percentage Ownership				30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total				$ 0			$ 0
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties				$ 241,000	181,000
Percentage Ownership				50.00%
Annual Fee to Related Parties | €						€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €						€ 1,281
Vessels Under Time Charter		4
Daily Brokerage Commission on Time Charter		$ 165
Blue Net Asia Pte., Ltd. (“BNA”) (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements			1.25%
Voyage Expenses Related Parties				$ 366,000	$ 0
Percentage Ownership				50.00%
Vessels Under Time Charter			5
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member]
Number of Companies Acquired	16
Other Liabilities, Current, Total				$ 54,491,000
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member] | Additional Paid-in Capital [Member]
Stockholders' Equity, Gain (loss) from Common Control Transaction				$ 86,000
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member] | Builder, Pegasus and Adventure [Member]
Dead Weight Tonnage of Vessels				172,022